Segment Information - Additional Information (FY) (Details) - Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of operating segment	1	1
Non US [Member] | Geographic Concentration Risk [Member] | Total Revenue [Member] | Maximum [Member]
Concentration Risk, Percentage		10.00%	10.00%